UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811-21811

                        PARADIGM Funds Trust

(Exact name of registrant as specified in charter)

           650 Fifth Avenue, 17th Floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

                650 Fifth Avenue, 17th Floor, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 271-3388

Date of fiscal year end:     12/31

Date of reporting period:     6/30/2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

Item 1. Proxy Voting Record

There was no proxy voting for the PARADIGM Funds Trust for the twelve-month period ended June 30, 2006 pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PARADIGM Funds Trust

By: /s/ Ezra Zask
Ezra Zask

President, Chief Executive Officer

Date:	7/31/06

By: /s/ Markus Karr

Markus Karr

Treasurer, Principal Financial Officer

Date:	7/31/06